CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Restated [Member]	Additional Paid-in Capital	Additional Paid-in Capital Restated [Member]	Accumulated Deficit	Accumulated Deficit Restated [Member]	Class A common stock	Class A common stock Restated [Member]	Class B common stock	Class B common stock Restated [Member]
Shareholders' equity beginning balance (in shares) at Dec. 06, 2020									0
Shareholders' equity beginning balance at Dec. 06, 2020	$ 0		$ 0		$ 0				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000		24,137						$ 863
Issuance of Class B ordinary shares to Sponsor , Shares									8,625,000
Net income (loss)	(5,000)		0		(5,000)				$ 0
Shareholders' equity ending balance (in shares) at Dec. 31, 2020							0		8,625,000
Shareholders' equity ending balance at Dec. 31, 2020	20,000		24,137		(5,000)		$ 0		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion Of Temporary Equity To Redmeption Value	(31,669,403)		(24,137)		(31,645,266)
Net income (loss)	(15,725,653)				(15,725,653)
Shareholders' equity ending balance (in shares) at Mar. 31, 2021								0		8,625,000
Shareholders' equity ending balance at Mar. 31, 2021	(47,375,056)	$ (47,375,056)				$ (47,375,919)		$ 0		$ 863
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020							0		8,625,000
Shareholders' equity beginning balance at Dec. 31, 2020	20,000		24,137		(5,000)		$ 0		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	755,552
Shareholders' equity ending balance (in shares) at Sep. 30, 2021							0		8,625,000
Shareholders' equity ending balance at Sep. 30, 2021	(30,893,851)		0		(30,894,714)		$ 0		$ 863
Shareholders' equity beginning balance (in shares) at Mar. 31, 2021								0		8,625,000
Shareholders' equity beginning balance at Mar. 31, 2021	(47,375,056)	(47,375,056)				(47,375,919)		$ 0		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	13,878,688				13,878,688
Shareholders' equity ending balance (in shares) at Jun. 30, 2021								0		8,625,000
Shareholders' equity ending balance at Jun. 30, 2021	(33,496,368)	$ (33,496,368)		$ 0		$ (33,497,231)		$ 0		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,602,517				2,602,517
Shareholders' equity ending balance (in shares) at Sep. 30, 2021							0		8,625,000
Shareholders' equity ending balance at Sep. 30, 2021	$ (30,893,851)		$ 0		$ (30,894,714)		$ 0		$ 863